Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 87	kr 243
Sum of amounts falling below nominal	kr (479)	kr (9)